Segments - Summarized information by segments (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segments
Total revenues	[1]	¥ 785,707	¥ 1,030,331	¥ 1,208,845
Cost of revenues	[1]	548,505	597,397	559,286
Gross profit		237,202	432,934	649,559
Net advertising services
Segments
Total revenues	[1]	696,664	930,025	1,113,017
Cost of revenues		514,725	566,443	523,813
Gross profit		181,939	363,582	589,204
Paid services
Segments
Total revenues	[1]	89,043	100,306	95,828
Cost of revenues		33,780	30,954	35,473
Gross profit		¥ 55,263	¥ 69,352	¥ 60,355

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):